UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010
(Address of principal executive offices) (Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777

Reporting Period: 07/01/2012 - 06/30/2013

Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309

Meeting Date: MAY 09, 2013   Meeting Type: Annual

Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John T. Coleman          For       For          Management

1.2   Elect Director Thomas A. Keenan         For       For          Management

1.3   Elect Director J. David Smith           For       For          Management

2     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103

Meeting Date: MAR 13, 2013   Meeting Type: Special

Record Date:  JAN 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       Did Not Vote Management

2     Advisory Vote on Golden Parachutes      For       Did Not Vote Management

3     Adjourn Meeting                         For       Did Not Vote Management

4     Approve Restructuring Plan              For       Did Not Vote Management

--------------------------------------------------------------------------------

WILLIAM LYON HOMES

Ticker:                      Security ID:  552074205

Meeting Date: APR 29, 2013   Meeting Type: Annual

Record Date:  APR 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Douglas K. Ammerman      For       For          Management

1.2   Elect Director Michael Barr             For       For          Management

1.3   Elect Director Matthew R. Niemann       For       Withhold     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date:	August 2, 2013